VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—86.9%
Alabama—4.7%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$ 1,000	$ 1,074
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,065
		2,139

California—5.4%
San Diego Redevelopment Agency Successor Agency,
Sales Tax Revenue, Series A 5.000%, 9/1/28	500	530
Sales Tax Revenue, Series A 5.000%, 9/1/29	405	429
San Mateo Foster City School District, General Obligation, Series B 4.000%, 8/1/48	1,000	997
San Mateo Foster, City of, Public Financing Authority Revenue 4.000%, 5/1/45	500	504
		2,460

Colorado—6.8%
E-470 Public Highway Authority
Toll Highway Revenue, Series A 5.000%, 9/1/35	800	913
Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,128
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,068
		3,109

Connecticut—3.7%
Connecticut, State of, Sales Tax Revenue 5.000%, 5/1/37	1,500	1,688
District of Columbia—4.6%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	1,000	1,091
Metropolitan Washington Airports Authority Aviation Revenue, Series A 5.000%, 10/1/28	1,000	1,020
		2,111

Florida—5.3%
Collier County, Water-Sewer District Revenue (Pre-Refunded 7/1/26 @ 100) 5.000%, 7/1/33	1,000	1,084
Miami-Dade Seaport Department County Revenue, Senior Bonds Series A 5.250%, 10/1/52	1,000	1,065
Pasco County, Revenue (AGM Insured) 5.750%, 9/1/54	250	279
		2,428

	Par Value	Value

Georgia—4.5%
DeKalb GA Water & Sewerage Revenue County 5.000%, 10/1/43	$ 1,815	$ 2,046
Idaho—1.6%
Idaho Housing & Finance Association
Series A 4.000%, 7/15/38	250	252
Series A 4.000%, 7/15/39	500	502
		754

Illinois—2.4%
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,095
Michigan—2.2%
Michigan State Hospital Finance Authority, Revenue, Series 200 4.000%, 11/1/24	1,010	1,029
Mississippi—1.1%
Mississippi, State of, General Obligation, Series C 4.000%, 10/1/37	500	511
New Jersey—2.4%
New Jersey Turnpike Authority Revenue, Series G 5.000%, 1/1/36	1,000	1,091
New York—5.0%
City of New York,
General Obligation 5.500%, 5/1/44	1,000	1,156
General Obligation, Series B 5.250%, 10/1/47	500	558
New York City Municipal Water Finance Authority Revenue, Series AA 5.250%, 6/15/52	500	561
		2,275

Oregon—2.2%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,037
Pennsylvania—10.3%
Pennsylvania Economic Development Financing Authority 5.500%, 6/30/40	3,000	3,242
Pennsylvania Turnpike Commission Revenue 5.000%, 12/1/40	1,000	1,106
Pennsylvania Turnpike Commission, Series B 5.250%, 12/1/52	350	386
		4,734

Texas—18.0%
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,116
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Texas—continued
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 4.125%, 8/15/47	$ 2,000	$ 2,018
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	509
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	844
Splendora Independent School District, General Obligation (PSF-GTD Insured) 4.100%, 2/15/48	1,000	1,004
Texas Water Development Board Revenue 4.650%, 10/15/40	1,000	1,089
University of Texas System Revenue, Series A 3.850%, 7/1/38	1,650	1,650
		8,230

Washington—6.7%
Energy Northwest Revenue 5.000%, 7/1/34	2,000	2,100
Washington Health Care Facilities Authority, Series A 5.000%, 8/1/44	940	967
		3,067

Total Municipal Bonds (Identified Cost $40,184)		39,804

Total Long-Term Investments—86.9% (Identified Cost $40,184)		39,804

	Shares	Value
Short-Term Investment—13.1%
Money Market Mutual Fund—13.1%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(2)	5,993,153	$ 5,993
Total Short-Term Investment (Identified Cost $5,993)		5,993

TOTAL INVESTMENTS—100.0% (Identified Cost $46,177)		$45,797
Other assets and liabilities, net—0.0%		9
NET ASSETS—100.0%		$45,806

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At March 31, 2023, 8.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$39,804	$—	$39,804
Money Market Mutual Fund	5,993	5,993	—
Total Investments	$45,797	$5,993	$39,804
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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